Finance income and charges (Tables)	6 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Schedule of finance income and charges

	Six months ended 31 December 2024	Six months ended 31 December 2023
	$ million	$ million
Interest income	90	106
Fair value gain on financial instruments	78	110
Total interest income	168	216
Interest charge on bonds, commercial paper, bank loans and overdrafts	(369)	(324)
Interest charge on finance leases	(14)	(10)
Other interest charges	(160)	(223)
Fair value loss on financial instruments	(78)	(113)
Total interest charges	(621)	(670)
Net interest charges	(453)	(454)

Net finance income in respect of post-employment plans in surplus	21	28
Monetary gain on hyperinflation in various economies (1)	21	32
Interest income in respect of direct and indirect tax	4	3
Change in financial liability (Level 3)	6	8
Total other finance income	52	71
Net finance charge in respect of post-employment plans in deficit	(4)	(10)
Interest charge in respect of direct and indirect tax	(22)	(17)
Unwinding of discounts	(8)	(11)
Other finance charges	(7)	(10)
Total other finance charges	(41)	(48)
Net other finance income	11	23